Income taxes (Schedule of Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [abstract]
Current income tax expense	$ 69	$ 30
Deferred income tax recovery	(1,679)	(1,032)
Income tax recovery	$ (1,610)	$ (1,002)